DIRECT DIAL
212-735-3859
EMAIL ADDRESS
Veronica.Castillo@SKADDEN.COM
Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522

(212) 735-3000
Fax: (212) 735-2000
http://www.skadden.com

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October 30, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Cushing MLP Total Return Fund
Ladies and Gentlemen:
     Electronically transmitted herewith for filing on behalf of The Cushing MLP Total Return Fund (the “Fund”) is the Fund’s Shelf Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933 and the Investment Company Act of 1940.
     If you have any questions or comments or require any additional information in connection with the Registration Statement, please telephone me at (212) 735-3859.
Sincerely,
/s/ Veronica Castillo
Veronica Castillo